Expense Example - Transamerica Asset Allocation Intermediate Horizon	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	96	306	533	1,187	121	382	663	1,464